Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	$ (63)	¥ (5,144)	¥ (3,446)	¥ 11,275
Amortization of net actuarial loss	15	1,218	1,036	2,098
Prior service credit due to amendments	0	7	8	(183)
Amortization of prior service credit	(14)	(1,193)	(1,193)	(1,209)
Amortization of transition obligation	1	56	(4)	(3)
Plan curtailments and settlements	0	18	0	3
Foreign currency exchange rate change	0	19	166	69
Total recognized in other comprehensive income (loss), pre-tax	$ (61)	¥ (5,019)	¥ (3,433)	¥ 12,050